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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 13.8%
1,205,741		Coach, Inc.	$34,882,087	1.0
1,045,242		Comcast Corp. – Class A	59,453,365	1.7
632,341	@	Delphi Automotive PLC	48,083,210	1.3
677,055		Dish Network Corp. - Class A	39,499,389	1.1
340,023		Hasbro, Inc.	24,529,259	0.7
1,493,438		Hilton Worldwide Holdings, Inc.	34,259,468	0.9
552,016		Home Depot, Inc.	63,752,328	1.8
228,747		Kohl's Corp.	10,593,273	0.3
614,322		McDonald's Corp.	60,529,147	1.7
408,948		Nike, Inc.	50,288,335	1.4
678,516		Walt Disney Co.	69,344,335	1.9
			495,214,196	13.8

		Consumer Staples: 9.0%
1,008,517		Coca-Cola Co.	40,461,702	1.1
745,597		CVS Health Corp.	71,935,199	2.0
566,271		Dr Pepper Snapple Group, Inc.	44,763,723	1.3
592,653		Kimberly-Clark Corp.	64,622,883	1.8
734,759		Kraft Heinz Co.	51,859,290	1.4
623,958		Philip Morris International, Inc.	49,498,588	1.4
			323,141,385	9.0

		Energy: 7.1%
610,427		Anadarko Petroleum Corp.	36,863,687	1.0
582,624		EOG Resources, Inc.	42,415,027	1.2
790,317		Occidental Petroleum Corp.	52,279,470	1.4
711,732	@	Royal Dutch Shell PLC - Class A ADR	33,728,979	0.9
712,013		Schlumberger Ltd.	49,107,537	1.4
703,484		Valero Energy Corp.	42,279,388	1.2
			256,674,088	7.1

		Financials: 15.2%
841,426		Arthur J. Gallagher & Co.	34,734,065	1.0
812,048	L	Blackstone Group LP	25,717,560	0.7
1,132,110		Citigroup, Inc.	56,163,977	1.6
896,796		Discover Financial Services	46,624,424	1.3
1,080,915		Gaming and Leisure Properties, Inc.	32,103,176	0.9
1,102,998		JPMorgan Chase & Co.	67,249,788	1.9
466,269		Prudential Financial, Inc.	35,534,361	1.0
223,634		Simon Property Group, Inc.	41,086,038	1.1
1,435,793		Starwood Property Trust, Inc.	29,462,472	0.8
1,389,108		Unum Group	44,562,585	1.2
1,657,779		Wells Fargo & Co.	85,126,952	2.4
1,319,937	@	XL Group Plc	47,940,112	1.3
			546,305,510	15.2

		Health Care: 14.7%
452,888		Amgen, Inc.	62,643,468	1.7
1,146,433		Bristol-Myers Squibb Co.	67,868,834	1.9
772,857		Gilead Sciences, Inc.	75,886,829	2.1
946,454		Medtronic PLC	63,355,631	1.8
1,802,830		Merck & Co., Inc.	89,041,774	2.5
3,029,406		Pfizer, Inc.	95,153,642	2.7
632,143		UnitedHealth Group, Inc.	73,334,909	2.0
			527,285,087	14.7

		Industrials: 10.0%
472,245		Boeing Co.	61,840,483	1.7
538,283		Deere & Co.	39,832,942	1.1
385,600		General Dynamics Corp.	53,193,520	1.5
3,019,849		General Electric Co.	76,160,592	2.1
279,353		Kansas City Southern	25,387,601	0.7
178,477		TransDigm Group, Inc.	37,910,299	1.1
714,267		Union Pacific Corp.	63,148,345	1.8
			357,473,782	10.0

		Information Technology: 19.5%
1,258,817		Activision Blizzard, Inc.	38,884,857	1.1
1,614,870		Apple, Inc.	178,120,161	5.0
678,024		Automatic Data Processing, Inc.	54,486,009	1.5
3,286,817		Cisco Systems, Inc.	86,278,946	2.4
1,030,730		Fidelity National Information Services, Inc.	69,141,368	1.9
2,332,232		Intel Corp.	70,293,472	2.0
844,368		Microchip Technology, Inc.	36,383,817	1.0
2,712,630		Microsoft Corp.	120,061,004	3.3
779,904	@	TE Connectivity Ltd.	46,708,451	1.3
			700,358,085	19.5

		Materials: 2.9%
846,206		Dow Chemical Co.	35,879,134	1.0
813,134		International Paper Co.	30,728,334	0.9
1,168,786		Mosaic Co.	36,360,933	1.0
			102,968,401	2.9

		Telecommunication Services: 2.3%
2,514,042		AT&T, Inc.	81,907,488	2.3

		Utilities: 3.4%
525,772		American Electric Power Co., Inc.	29,895,396	0.9
536,012		DTE Energy Co.	43,079,284	1.2
899,666		Pacific Gas & Electric Co.	47,502,365	1.3
			120,477,045	3.4

	Total Common Stock (Cost $3,033,619,800)		3,511,805,067	97.9

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Utilities: –%
20,000,000	Mirant Corp. Escrow Shares	$–	–
10,000,000	Southern Energy Escrow Shares	–	–

	Total Corporate Bonds/Notes (Cost $–)	–	–

	Total Long-Term Investments (Cost $3,033,619,800)	3,511,805,067	97.9

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.4%
3,773,447	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $3,773,457, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $3,848,916, due 10/15/15-08/15/45)	3,773,447	0.1
3,121,305	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $3,121,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,183,731, due 10/01/15-09/09/49)	3,121,305	0.1
3,773,447	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,773,463, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,848,916, due 11/30/19-02/15/44)	3,773,447	0.1
3,773,447	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $3,773,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,848,916, due 11/15/15-07/20/65)	3,773,447	0.1
1,446,505	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,446,512, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,476,006, due 01/15/17-02/15/42)	1,446,505	0.0
		15,888,151	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
45,514,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $45,514,186)	45,514,186	1.3

	Total Short-Term Investments (Cost $61,402,337)	61,402,337	1.7

	Total Investments in Securities (Cost $3,095,022,137)	$3,573,207,404	99.6
	Assets in Excess of Other Liabilities	14,900,761	0.4
	Net Assets	$3,588,108,165	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $3,112,264,264.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$674,835,681
Gross Unrealized Depreciation	(213,892,541)

Net Unrealized Appreciation	$460,943,140

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$3,511,805,067	$–	$–	$3,511,805,067
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	45,514,186	15,888,151	–	61,402,337
Total Investments, at fair value	$3,557,319,253	$15,888,151	$–	$3,573,207,404

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015